Shareholder Report, Holdings (Details)	Dec. 31, 2024
Columbia Variable Portfolio – High Yield Bond Fund - Class 1 | Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Variable Portfolio – High Yield Bond Fund - Class 1 | NextEra Energy Partners LP 06/15/2026 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – High Yield Bond Fund - Class 1 | Mozart Debt Merger Sub, Inc. 10/01/2029 5.250% [Mmeber]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – High Yield Bond Fund - Class 1 | HUB International, Ltd. 06/15/2030 7.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – High Yield Bond Fund - Class 1 | H&E Equipment Services, Inc. 12/15/2028 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – High Yield Bond Fund - Class 1 | Venture Global Calcasieu Pass LLC 11/01/2033 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – High Yield Bond Fund - Class 1 | Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – High Yield Bond Fund - Class 1 | Hilcorp Energy I LP/Finance Co. 11/01/2028 6.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – High Yield Bond Fund - Class 1 | Colgate Energy Partners III LLC 07/01/2029 5.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – High Yield Bond Fund - Class 1 | Transocean Titan Financing Ltd. 02/01/2028 8.375%
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – High Yield Bond Fund - Class 1 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio – High Yield Bond Fund - Class 1 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
Columbia Variable Portfolio – High Yield Bond Fund - Class 1 | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
Columbia Variable Portfolio – High Yield Bond Fund - Class 1 | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Variable Portfolio – High Yield Bond Fund - Class 1 | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Variable Portfolio – High Yield Bond Fund - Class 1 | C rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Variable Portfolio – High Yield Bond Fund - Class 1 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Variable Portfolio – High Yield Bond Fund - Class 1 | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.60%
Columbia Variable Portfolio – High Yield Bond Fund - Class 1 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – High Yield Bond Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – High Yield Bond Fund - Class 1 | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio – High Yield Bond Fund - Class 2 | Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Variable Portfolio – High Yield Bond Fund - Class 2 | NextEra Energy Partners LP 06/15/2026 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – High Yield Bond Fund - Class 2 | Mozart Debt Merger Sub, Inc. 10/01/2029 5.250% [Mmeber]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – High Yield Bond Fund - Class 2 | HUB International, Ltd. 06/15/2030 7.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – High Yield Bond Fund - Class 2 | H&E Equipment Services, Inc. 12/15/2028 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – High Yield Bond Fund - Class 2 | Venture Global Calcasieu Pass LLC 11/01/2033 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – High Yield Bond Fund - Class 2 | Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – High Yield Bond Fund - Class 2 | Hilcorp Energy I LP/Finance Co. 11/01/2028 6.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – High Yield Bond Fund - Class 2 | Colgate Energy Partners III LLC 07/01/2029 5.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – High Yield Bond Fund - Class 2 | Transocean Titan Financing Ltd. 02/01/2028 8.375%
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – High Yield Bond Fund - Class 2 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio – High Yield Bond Fund - Class 2 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
Columbia Variable Portfolio – High Yield Bond Fund - Class 2 | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
Columbia Variable Portfolio – High Yield Bond Fund - Class 2 | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Variable Portfolio – High Yield Bond Fund - Class 2 | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Variable Portfolio – High Yield Bond Fund - Class 2 | C rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Variable Portfolio – High Yield Bond Fund - Class 2 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Variable Portfolio – High Yield Bond Fund - Class 2 | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.60%
Columbia Variable Portfolio – High Yield Bond Fund - Class 2 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – High Yield Bond Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – High Yield Bond Fund - Class 2 | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio – High Yield Bond Fund - Class 3 | Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Variable Portfolio – High Yield Bond Fund - Class 3 | NextEra Energy Partners LP 06/15/2026 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – High Yield Bond Fund - Class 3 | Mozart Debt Merger Sub, Inc. 10/01/2029 5.250% [Mmeber]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – High Yield Bond Fund - Class 3 | HUB International, Ltd. 06/15/2030 7.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – High Yield Bond Fund - Class 3 | H&E Equipment Services, Inc. 12/15/2028 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – High Yield Bond Fund - Class 3 | Venture Global Calcasieu Pass LLC 11/01/2033 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – High Yield Bond Fund - Class 3 | Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – High Yield Bond Fund - Class 3 | Hilcorp Energy I LP/Finance Co. 11/01/2028 6.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – High Yield Bond Fund - Class 3 | Colgate Energy Partners III LLC 07/01/2029 5.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – High Yield Bond Fund - Class 3 | Transocean Titan Financing Ltd. 02/01/2028 8.375%
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – High Yield Bond Fund - Class 3 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio – High Yield Bond Fund - Class 3 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
Columbia Variable Portfolio – High Yield Bond Fund - Class 3 | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
Columbia Variable Portfolio – High Yield Bond Fund - Class 3 | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Variable Portfolio – High Yield Bond Fund - Class 3 | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Variable Portfolio – High Yield Bond Fund - Class 3 | C rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Variable Portfolio – High Yield Bond Fund - Class 3 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Variable Portfolio – High Yield Bond Fund - Class 3 | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.60%
Columbia Variable Portfolio – High Yield Bond Fund - Class 3 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – High Yield Bond Fund - Class 3 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – High Yield Bond Fund - Class 3 | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%